SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares
Statement [Line Items]
Gross Proceeds On Cash Commission				$ 523
Net Proceeds				$ 18,497
Fair Value Of The Rsus Vested, Share-based Payments	$ 168		$ 385
Fair Value Of Stock Options Granted, Share-based Payments	$ 32		231
Common Shares Issued | shares				1,030,362
Restricted Share Units | shares	1,799,000
Weighted Average Fair Value Per Share | $ / shares		$ 1.19
Share-based Payments	$ 200		$ 616
Share Capital Two [Member]
Statement [Line Items]
Gross Proceeds On Cash Commission				$ 237
Common Shares Issued | shares				264,000,000
Exercise Of Warrants | shares				264,000,000
Share-based Payments				$ 364
Fair Value Upon Issuance Of Warrants				$ 127
Share Capital [Member]
Statement [Line Items]
Common Shares Issued | shares	48,000	48,000	14,000,000	10,050,000
Exercise Of Warrants | shares	48,000	48,000		1,030,362,000
Share-based Payments	$ 46		$ 13,650	$ 1,911
Cash Commission, Percent				2.75%
Realized Loss On Exercise Of Warrants				$ 1,106
Common Stock, Shares Issued During Period Upon Exercise Of Rsus, Shares | shares				1,330,167
Common Stock Upon Exercise Of Rsus, Value				$ 1,278
Market Offering Under Prospectus Supplements, Amount				19,020
Additional Share Issuance Cost	15			400
Proceeds From Excercise Of Warrants	$ 31			824
Foreign Exchange Amount				$ 19